Exhibit 99.1

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2012-4 Owner Trust

Collection Period: November 1, 2012 through November 30, 2012

Determination Date: 12/13/2012

Payment Date: 12/18/2012

I. ORIGINAL DEAL PARAMETER INPUTS
(A) Total Portfolio Balance	$1,025,641,030.94
(B) Total Securities Balance	$1,025,641,030.94
(C) Class A-1 Notes
(i) Class A-1 Notes Balance	$272,000,000.00
(ii) Class A-1 Notes Percentage	26.52%
(iii) Class A-1 Notes Rate	0.23000%
(iv) Class A-1 Notes Accrual Basis	Actual/360
(D) Class A-2 Notes
(i) Class A-2 Notes Balance	$340,000,000.00
(ii) Class A-2 Notes Percentage	33.15%
(iii) Class A-2 Notes Rate	0.400%
(iv) Class A-2 Notes Accrual Basis	30/360
(E) Class A-3 Notes
(i) Class A-3 Notes Balance	$295,000,000.00
(ii) Class A-3 Notes Percentage	28.76%
(iii) Class A-3 Notes Rate	0.520%
(iv) Class A-3 Notes Accrual Basis	30/360
(F) Class A-4 Notes
(i) Class A-4 Notes Balance	$93,000,000.00
(ii) Class A-4 Notes Percentage	9.07%
(iii) Class A-4 Notes Rate	0.660%
(iv) Class A-4 Notes Accrual Basis	30/360
(G) Certificates
(i) Certificates Balance	$25,641,030.94
(ii) Certificates Percentage	2.50%
(iii) Certificates Rate	0.00%
(iv) Certificates Accrual Basis	30/360

(H) Servicing Fee Rate	1.00%
(I) Portfolio Summary
(i) Weighted Average Coupon (WAC)	2.92%
(ii) Weighted Average Original Maturity (WAOM)	59.05	months
(iii) Weighted Average Remaining Maturity (WAM)	45.52	months
(iv) Number of Receivables	62,072
(J) Reserve Account
(i) Reserve Account Initial Deposit Percentage	0.25%
(ii) Reserve Account Initial Deposit	$2,564,102.58
(iii) Specified Reserve Account Percentage	0.25%
(v) Specified Reserve Account Balance	$2,564,102.58
(K) Yield Supplement Account Deposit	$20,897,527.05

II. INPUTS FROM PREVIOUS MONTHLY SERVICER REPORTS
(A) Total Portfolio Balance	$990,242,125.32
(B) Total Securities Balance	$990,242,125.32
(C) Cumulative Note and Certificate Pool Factor	0.9654861
(D) Class A-1 Notes
(i) Class A-1 Notes Balance	$236,601,094.38
(ii) Class A-1 Notes Pool Factor	0.8698570
(iii) Class A-1 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-1 Notes Principal Carryover Shortfall	$0.00
(E) Class A-2 Notes
(i) Class A-2 Notes Balance	$340,000,000.00
(ii) Class A-2 Notes Pool Factor	1.0000000
(iii) Class A-2 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-2 Notes Principal Carryover Shortfall	$0.00
(F) Class A-3 Notes
(i) Class A-3 Notes Balance	$295,000,000.00
(ii) Class A-3 Notes Pool Factor	1.0000000
(iii) Class A-3 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-3 Notes Principal Carryover Shortfall	$0.00
(G) Class A-4 Notes
(i) Class A-4 Notes Balance	$93,000,000.00
(ii) Class A-4 Notes Pool Factor	1.0000000
(iii) Class A-4 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-4 Notes Principal Carryover Shortfall	$0.00
(H) Certificates
(i) Certificates Balance	$25,641,030.94
(ii) Certificates Pool Factor	1.0000000
(iii) Certificates Interest Carryover Shortfall	$0.00
(iv) Certificates Principal Carryover Shortfall	$0.00
(I) Servicing Fee
(i) Servicing Fee Shortfall	$0.00

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2012-4 Owner Trust

Collection Period: November 1, 2012 through November 30, 2012

Determination Date: 12/13/2012

Payment Date: 12/18/2012

(J) End of Prior Month Account Balances
(i) Reserve Account			$2,564,102.58
(ii) Yield Supplement Account			$19,701,155.44
(iii) Advances Outstanding			$122,271.36
(K) Portfolio Summary as of End of Prior Month
(i) Weighted Average Coupon (WAC)			2.90%
(ii) Weighted Average Remaining Maturity (WAM)			44.54	months
(iii) Number of Receivables			61,358
(L) Note and Certificate Percentages
(i) Note Percentage			100.00%
(ii) Certificate Percentage			0.00%

III. MONTHLY INPUTS FROM THE MAINFRAME
(A) Simple Interest Receivables Principal
(i) Principal Collections			$24,863,241.37
(ii) Prepayments in Full			$9,567,489.67
(iii) Repurchased Receivables Related to Principal			$0.00
(B) Simple Interest Receivables Interest
(i) Simple Interest Collections			$2,455,541.20
(ii) Repurchased Receivables Related to Interest			$0.00
(C) Interest Advance for simple Interest - Net *			$13,794.42
(D) Portfolio Summary as of End of Month
(i) Weighted Average Coupon (WAC)			2.90%
(ii) Weighted Average Remaining Maturity (WAM)			43.67	months
(iii) Remaining Number of Receivables			60,657

* Advances are reimbursed:
(i) from subsequent payments, liquidation proceeds and servicer repurchase payments in respect of the related obligor, and

(ii)    to the extent amounts in clause (i) are insufficient, generally from interest (with respect to interest advances) and principal (with respect to principal advances) amounts available on each payment date

IV. INPUTS DERIVED FROM OTHER SOURCES
(A) Collection Account Investment Income			$0.00
(B) Reserve Account Investment Income			$249.91
(C) Yield Supplement Account Investment Income			$1,989.65
(D) Trust Fees Expense			$8,000.00
(E) Aggregate Net Losses for Collection Period			$16,583.99
(F) Liquidated Receivables Information
(i) Gross Principal Balance on Liquidated Receivables			58,037.07
(ii) Liquidation Proceeds			41,453.08
(iii) Recoveries from Prior Month Charge Offs			0.00
(G) Days in Accrual Period			29
(H) Deal age			2
MONTHLY COLLECTIONS

V. INTEREST COLLECTIONS
(A) Total Interest Collections			$2,469,335.62

VI. PRINCIPAL COLLECTIONS
(A) Principal Payments Received			$34,430,731.04
(B) Liquidation Proceeds			41,453.08
(C) Repurchased Loan Proceeds Related to Principal			0.00
(D) Recoveries from Prior Month Charge Offs			0.00

(E) Total Principal Collections			$34,472,184.12

VII. TOTAL INTEREST AND PRINCIPAL COLLECTIONS			$36,941,519.74

VIII. YIELD SUPPLEMENT DEPOSIT			$1,036,970.51

IX. TOTAL AVAILABLE AMOUNT			$37,978,490.25

MONTHLY DISTRIBUTIONS

X. FEE DISTRIBUTIONS
(A) Servicing Fee
(i) Servicing Fee Due			$825,201.77
(ii) Servicing Fee Paid	($0.80 per $1,000 original principal amount	)	825,201.77

(iii) Servicing Fee Shortfall			$0.00
(B) Reserve Account Investment Income			$249.91
(C) Yield Supplement Account Investment Income			$0.00
(D) Trust Fees Expense			$8,000.00

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT—Honda Auto Receivables 2012-4 Owner Trust

Collection Period: November 1, 2012 through November 30, 2012

Determination Date: 12/13/2012

Payment Date: 12/18/2012

XI. DISTRIBUTIONS TO NOTEHOLDERS
(A) Interest
(i) Class A-1 Notes
(a) Class A-1 Notes Interest Due	$43,836.92
(b) Class A-1 Notes Interest Paid	43,836.92

(c) Class A-1 Notes Interest Shortfall	$0.00
(ii) Class A-2 Notes
(a) Class A-2 Notes Interest Due	$113,333.33
(b) Class A-2 Notes Interest Paid	113,333.33

(c) Class A-2 Notes Interest Shortfall	$0.00
(iii) Class A-3 Notes
(a) Class A-3 Notes Interest Due	$127,833.33
(b) Class A-3 Notes Interest Paid	127,833.33

(c) Class A-3 Notes Interest Shortfall	$0.00
(iv) Class A-4 Notes
(a) Class A-4 Notes Interest Due	$51,150.00
(b) Class A-4 Notes Interest Paid	51,150.00

(c) Class A-4 Notes Interest Shortfall	$0.00
(v) Total Note Interest
(a) Total Note Interest Due	$336,153.58
(b) Total Note Interest Paid	336,153.58

(c) Total Note Interest Shortfall	$0.00
(d) Reserve Account Withdrawal for Note Interest	$0.00
Amount available for distributions after Fees & Interest	$36,809,134.90
(B) Principal
(i) Noteholders’ Principal Distribution Amounts	$34,488,768.11
(ii) Class A-1 Notes Principal
(a) Class A-1 Notes Principal Due	$34,488,768.11
(b) Class A-1 Notes Principal Paid	34,488,768.11

(c) Class A-1 Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00
(iii) Class A-2 Notes Principal
(a) Class A-2 Notes Principal Due	$0.00
(b) Class A-2 Notes Principal Paid	0.00

(c) Class A-2 Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00
(iv) Class A-3 Notes Principal
(a) Class A-3 Notes Principal Due	$0.00
(b) Class A-3 Notes Principal Paid	0.00

(c) Class A-3 Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00
(v) Class A-4 Notes Principal
(a) Class A-4 Notes Principal Due	$0.00
(b) Class A-4 Notes Principal Paid	0.00

(c) Class A-4 Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00
(vi) Total Notes Principal
(a) Total Notes Principal Due	$34,488,768.11
(b) Total Notes Principal Paid	34,488,768.11

(c) Total Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00

Amount available for distributions to the Certificates and Reserve Fund	$2,320,366.79

XII. DISTRIBUTIONS TO CERTIFICATEHOLDERS
(A) Interest
(i) Certificates Monthly Interest Due	$0.00
(ii) Certificate Interest Shortfall Beginning Balance	$0.00

(iii) Total Certificates Interest Due	$0.00
(iv) Certificate Monthly Interest Paid	0.00

(v) Certificate Interest Shortfall Ending Balance	$0.00
(B) Principal
(i) Certificates Monthly Principal Due	$0.00
(ii) Certificate Principal Shortfall Beginning Balance	$0.00

(iii) Total Certificates Principal Due	$0.00
(iv) Certificate Monthly Principal Paid	0.00

(v) Certificate Principal Shortfall Ending Balance	$0.00

XIII. RESERVE FUND DEPOSIT
Amount available for deposit into reserve account	$2,320,366.79
Amount Deposited into Reserve Account	0.00
Excess Amount Released from Reserve Account	0.00

Excess Funds Released to Seller	2,320,366.79

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2012-4 Owner Trust

Collection Period: November 1, 2012 through November 30, 2012

Determination Date: 12/13/2012

Payment Date: 12/18/2012

DISTRIBUTIONS SUMMARY

(A) Total Collections				$37,978,490.25
(B) Service Fee				$825,201.77
(C) Trustee Fees				$8,000.00
(D) Class A1 Amount				$34,532,605.03
(E) Class A2 Amount				$113,333.33
(F) Class A3 Amount				$127,833.33
(G) Class A4 Amount				$51,150.00
(H) Certificateholders				$0.00
(I) Amount Deposited into Reserve Account				$0.00
(J) Release to seller				$2,320,366.79
(K) Total amount distributed				$37,978,490.25
(L) Amount of Draw from Reserve Account				$0.00
(M) Excess Amount Released from Reserve Account				$0.00

DISTRIBUTION TO SECURITYHOLDERS

Note Interest Distribution Amount				336,153.58
Class A-1 Notes:	($ 0.16 per $1,000 original principal amount)
Class A-2 Notes:	($ 0.33 per $1,000 original principal amount)
Class A-3 Notes:	($ 0.43 per $1,000 original principal amount)
Class A-4 Notes:	($ 0.55 per $1,000 original principal amount)

Note Principal Distribution Amount				34,488,768.11
Class A-1 Notes:	($ 126.80 per $1,000 original principal amount)
Class A-2 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-3 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-4 Notes:	($ 0.00 per $1,000 original principal amount)

Note Interest Carryover Shortfall				0.00
Change from immediately preceding Payment Date				0.00
Class A-1 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-2 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-3 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-4 Notes:	($ 0.00 per $1,000 original principal amount)

Note Principal Carryover Shortfall				0.00
Change from immediately preceding Payment Date				0.00
Class A-1 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-2 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-3 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-4 Notes:	($ 0.00 per $1,000 original principal amount)

Certificate Interest Distribution Amount				0.00
	($ 0.00 per $1,000 original principal amount)

Certificate Principal Distribution Amount				0.00
	($ 0.00 per $1,000 original principal amount)
Certificate Interest Carryover Shortfall				0.00
Change from immediately preceding Payment Date				0.00
	($ 0.00 per $1,000 original principal amount)

Certificate Principal Carryover Shortfall				0.00
Change from immediately preceding Payment Date				0.00
	($ 0.00 per $1,000 original principal amount)

PORTFOLIO AND SECURITY SUMMARY

		Beginning of Period		End of Period
XIV. POOL BALANCES AND PORTFOLIO INFORMATION
(A) Balances and Principal Factors
(i) Aggregate Balance of Notes		$964,601,094.38		$930,112,326.27
(ii) Note Pool Factor		0.9646011		0.9301123
(iii) Class A-1 Notes Balance		236,601,094.38		202,112,326.27
(iv) Class A-1 Notes Pool Factor		0.8698570		0.7430600
(v) Class A-2 Notes Balance		340,000,000.00		340,000,000.00
(vi) Class A-2 Notes Pool Factor		1.0000000		1.0000000
(vii) Class A-3 Notes Balance		295,000,000.00		295,000,000.00
(viii) Class A-3 Notes Pool Factor		1.0000000		1.0000000
(ix) Class A-4 Notes Balance		93,000,000.00		93,000,000.00
(x) Class A-4 Notes Pool Factor		1.0000000		1.0000000
(xi) Certificates Balance		25,641,030.94		25,641,030.94
(xii) Certificates Pool Factor		1.0000000		1.0000000
(xiii) Total Principal Balance of Notes and Certificates		990,242,125.32		955,753,357.21
(B) Portfolio Information
(i) Weighted Average Coupon (WAC)		2.90%		2.90%
(ii) Weighted Average Remaining Maturity (WAM)		44.54	months	43.67	months
(iii) Remaining Number of Receivables		61,358		60,657
(iv) Portfolio Receivable Balance		$990,242,125.32		$955,753,357.21
(C) Outstanding Advance Amount		$122,271.36		$136,065.78

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT—Honda Auto Receivables 2012-4 Owner Trust

Collection Period: November 1, 2012 through November 30, 2012

Determination Date: 12/13/2012

Payment Date: 12/18/2012

SUMMARY OF ACCOUNTS

XV. RECONCILIATION OF RESERVE ACCOUNT
(A) Beginning Reserve Account Balance				$2,564,102.58
(B) Draws				0.00
(i) Draw for Servicing Fee				0.00
(ii) Draw for Interest				0.00
(iii) Draw for Realized Losses				0.00
(C) Excess Interest Deposited into the Reserve Account				0.00
(D) Reserve Account Balance Prior to Release				2,564,102.58
(E) Reserve Account Required Amount				2,564,102.58
(F) Final Reserve Account Required Amount				2,564,102.58
(G) Excess Reserve Account Amount				0.00
(H) Release of Reserve Account Balance to Seller				0.00

(I) Ending Reserve Account Balance				2,564,102.58

XVI. RECONCILIATION OF YIELD SUPPLEMENT ACCOUNT
(A) Beginning Yield Supplement Account Balance				19,701,155.44
(B) Investment Earnings				1,989.65
(C) Investment Earnings Withdraw				0.00
(D) Additional Yield Supplement Amounts				0.00
(E) Yield Supplement Deposit Amount				1,036,970.51
(F) Release of Yield Supplement Account Balance to Seller				0.00

(G) Ending Yield Supplement Account Balance				18,666,174.58

XVII. NET LOSS AND DELINQUENCY ACCOUNT ACTIVITY
(A) Liquidated Contracts
(i) Liquidation Proceeds				$41,453.08
(ii) Recoveries on Previously Liquidated Contracts				0.00
(B) Aggregate Net Losses for Collection Period				16,583.99
(C) Net Loss Rate for Collection Period (annualized)				0.02%
(D) Cumulative Net Losses for all Periods				16,583.99

	# Units		Dollar Amount

(E) Delinquent Receivables
(i) 31-60 Days Delinquent	568	0.94%	$8,535,615.19	0.89%
(ii) 61-90 Days Delinquent	27	0.04%	$499,666.48	0.05%
(ii) 91 Days or More Delinquent	1	0.00%	$24,959.98	0.00%

	# Units		Dollar Amount
XVIII. REPOSSESSION ACTIVITY
(A) Vehicles Repossessed During Collection Period	6	0.01%	$125,495.79	0.01%
(B) Total Accumulated Repossessed Vehicles in Inventory	7	0.01%	$155,142.72	0.02%

XIX. NET LOSS AND DELINQUENCY RATIOS
(A) Ratio of Net Losses to the Pool Balance as of Each Collection Period
(i) Second Preceding Collection Period				0.00%
(ii) Preceding Collection Period				0.00%
(iii) Current Collection Period				0.02%
(iv) Three Month Average (Avg(i,ii,iii))				0.01%
(B) Ratio of Balance of Contracts Delinquent 61 Days or More to the Outstanding Balance of Receivables.
(i) Second Preceding Collection Period				0.00%
(ii) Preceding Collection Period				0.01%
(iii) Current Collection Period				0.06%

(iv) Three Month Average (Avg(i,ii,iii))				0.03%

I hereby certify that the servicing report provided is true and accurate to the best of my knowledge.

/s/ Paul Honda
Mr. Paul Honda
Vice President-Finance & Administration and
Assistant Secretary